RELATED PARTIES (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Related Party [Line Items]
Salaries	$ 17,073	$ 15,731	$ 14,271
Short term benefits for employees	3,167	10,664	12,282
Total	$ 20,240	$ 26,395	$ 26,553